Restricted Assets - Summary of Restricted Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Loans and other financing
In guarantee of secured borrowings		$ 41,451	$ 245,745
Credit Line			83,818
Loans and other financing		41,451	329,563
Financial assets in guarantee
Special guarantee accounts in the Argentine Central Bank	$ 1,357,904	1,262,755	986,414
Trust guarantee deposits	3,333	22,231	14,543
Guarantee deposits for currency forward transactions	282,207	362,544	211,562
Guarantee deposits for credit cards transactions	244,417	237,826	249,292
Other guarantee deposits	119,356	35,863	41,249
Guarantee deposits for repo transactions			108,736
Miscellaneous Receivables	$ 2,007,217	$ 1,921,219	$ 1,611,796